VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2014
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2014, 2013, and 2012 (in thousands):

COLUMN A	Column B	Column C - Additions		Column D	Column E
	Balances at	Charged to			Balances
	beginning	costs and	Charged to		at end
Description	of period	expenses	other accounts	Deductions	of period
2014
Reserve for bad debts and allowances	$1,987	$958	$-	$1,468	$1,477

2013
Reserve for bad debts and allowances	$955	$1,300	$-	$268	$1,987

2012
Reserve for bad debts and allowances	$1,319	$232	$-	$596	$955